Debt securities issued - Summary of Debt Securities Conditions (Details)	Feb. 28, 2026
Class 37 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Term	15 months
Class 38 PSA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Term	13 months
Class 22 Range 1 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Term	24 months
Class 22 Range 2 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Term	9 months
Class 22 Range 3 FCA - Pesos
Disclosure Of Debt Instruments Issued [Line Items]
Term	12 months